Segment Information (Schedule of Revenues from External Customers by Product Groups) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues from external customers	¥ 933,685	¥ 930,644	¥ 1,107,482
Farm Equipment and Engines [Member] | Farm & Industrial Machinery [Member]
Revenues from external customers	580,671	561,165	671,292
Construction Machinery [Member] | Farm & Industrial Machinery [Member]
Revenues from external customers	70,847	55,561	83,124
Pipe-Related Products [Member] | Water & Environment Systems [Member]
Revenues from external customers	121,836	144,465	153,514
Environment-Related Products [Member] | Water & Environment Systems [Member]
Revenues from external customers	70,932	78,484	80,761
Farm & Industrial Machinery [Member]
Revenues from external customers	651,518	616,726	754,416
Water & Environment Systems [Member]
Revenues from external customers	192,768	222,949	234,275
Social Infrastructure [Member]
Revenues from external customers	60,439	63,293	86,480
Other [Member]
Revenues from external customers	¥ 28,960	¥ 27,676	¥ 32,311